Supplemental Guarantor Condensed Consolidated Financial Statements - Schedule of Condensed Consolidating Statements of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 29, 2012	Oct. 01, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash Flows From Operating Activities:
Net (loss) income	$ (71,500)	$ (65,590)	$ (213,587)	$ (51,675)	$ (49,710)
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Depreciation	22,673	21,305	27,294	25,996	27,896
Amortization of intangible assets	73,505	69,373	93,957	77,523	77,254
Amortization of debt issuance costs and non-cash interest expense	7,729	6,270	8,476	13,272	12,679
Stock-based compensation expense	3,563	1,700	2,701	1,888	3,382
Loss (gain) on disposal of assets, net	936	683	4,385	2,067	(2,094)
Loss on disposal of assets, net					964
Impairment of goodwill and intangible assets			141,006		6,998
Deferred income tax (benefit) expense	(1,836)	(43,074)	(60,620)	(39,687)	(23,690)
Provision for doubtful accounts and sales returns	16,442	20,439	31,673	33,077	34,904
Inventory reserves	4,440	5,812	7,706	6,596	7,462
Inventory reserves		5,487
Loss on modification and extinguishment of debt	9,398			19,798
Gain on sales of product lines					(3,058)
Gain on disposal of discontinued operations					(393)
Changes in operating assets and liabilities, net of acquired assets and liabilities:
Accounts receivable	(17,677)	(18,831)	(32,231)	(33,105)	(15,156)
Accounts receivable	(17,677)	(16,815)
Inventories	(16,568)	(11,450)	(13,190)	(13,908)	(1,868)
Inventories	(16,568)	(11,125)
Prepaid expenses and other assets	(3,670)	2,277	8,435	(4,837)	3,438
Accounts payable and other current liabilities	23,868	49,188	17,602	(11,411)	(13,308)
Net cash (used in) provided by operating activities	51,303	40,118	23,605	25,594	67,794
Cash Flows From Investing Activities:
Cash paid in connection with acquisitions, net of cash acquired		(317,669)	(317,669)	(2,045)	(13,086)
Purchases of property and equipment	(23,448)	(29,217)	(39,397)	(27,247)	(28,872)
Proceeds received upon disposition of discontinued operations, net					21,846
Other investing activities, net	(656)	(1,479)	(1,596)	(903)	4,112
Net cash used in investing activities	(24,104)	(348,365)	(358,662)	(30,195)	(16,000)
Cash Flows From Financing Activities:
Proceeds from issuance of debt	751,700	400,000	439,000	447,130	68,260
Repayments of debt and capital lease obligations	(754,824)	(83,620)	(96,826)	(437,367)	(103,521)
Payment of debt issuance costs	(25,234)	(7,612)	(7,694)	(10,282)
Investment by parent	1,000	3,176	3,176	1,489
Cash paid in connection with the cancellation of vested options		(2,000)	(2,000)
Dividend paid by subsidiary to owners of noncontrolling interests		(682)	(1,366)	(557)
Net cash (used in) provided by financing activities	(27,358)	309,262	334,290	413	(35,261)
Effect of exchange rate changes on cash and cash equivalents	215	176	804	(2,291)	(2,405)
Net (decrease) increase in cash and cash equivalents	56	1,191	37	(6,479)	14,128
Cash and cash equivalents at beginning of period	38,169	38,132	38,132	44,611	30,483
Cash and cash equivalents at end of period	38,225	39,323	38,169	38,132	44,611
DJOFL
Cash Flows From Operating Activities:
Net (loss) income	(72,114)	(66,258)	(214,469)	(52,532)	(50,433)
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Amortization of debt issuance costs and non-cash interest expense	7,729	6,270	8,476	13,272	12,679
Deferred income tax (benefit) expense		(1,925)	(2,599)
Equity in (income) loss of subsidiaries, net	(72,099)	(51,345)	53,926	(46,981)	26,123
Loss on modification and extinguishment of debt	9,398			19,798
Changes in operating assets and liabilities, net of acquired assets and liabilities:
Prepaid expenses and other assets	131	79	(17)		141
Accounts payable and other current liabilities	23,867	37,273	5,336	(12,653)	(2,962)
Net cash (used in) provided by operating activities	(103,088)	(75,906)	(149,347)	(79,096)	(14,452)
Cash Flows From Financing Activities:
Intercompany	137,154	(237,398)	(191,181)	85,871	56,101
Proceeds from issuance of debt	751,700	400,000	439,000	447,000	68,000
Repayments of debt and capital lease obligations	(754,792)	(83,586)	(96,782)	(433,891)	(102,650)
Payment of debt issuance costs	(25,234)	(7,612)	(7,694)	(10,282)
Investment by parent	1,000	3,176	3,176
Net cash (used in) provided by financing activities	109,828	74,580	146,519	88,698	21,451
Net (decrease) increase in cash and cash equivalents	6,740	(1,326)	(2,828)	9,602	6,999
Cash and cash equivalents at beginning of period	13,773	16,601	16,601	6,999
Cash and cash equivalents at end of period	20,513	15,275	13,773	16,601	6,999
Guarantor
Cash Flows From Operating Activities:
Net (loss) income	70,611	47,854	(39,456)	88,022	135,528
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Depreciation	19,063	17,281	23,231	21,403	23,400
Amortization of intangible assets	70,523	66,129	89,637	73,560	74,433
Stock-based compensation expense	3,563	1,700	2,701	1,888	3,382
Loss (gain) on disposal of assets, net	485	391	7,434	1,918
Loss on disposal of assets, net					455
Impairment of goodwill and intangible assets			141,006		6,998
Deferred income tax (benefit) expense	(1,247)	(40,267)	(56,651)	(85,634)	(26,474)
Provision for doubtful accounts and sales returns	16,281	20,105	31,000	31,918	34,175
Inventory reserves	4,198		6,798	5,890	6,894
Inventory reserves		4,609
Gain on sales of product lines					(3,058)
Gain on disposal of discontinued operations					(496)
Changes in operating assets and liabilities, net of acquired assets and liabilities:
Accounts receivable			(30,398)	(31,619)	(17,962)
Accounts receivable	(16,296)	(15,822)
Inventories			(7,631)	(4,081)	(3,958)
Inventories	(12,871)	(7,759)
Prepaid expenses and other assets	(2,856)	3,295	7,351	25,457	17,353
Accounts payable and other current liabilities	345	4,014	3,877	101	(6,143)
Net cash (used in) provided by operating activities	151,799	101,530	178,899	128,823	244,527
Cash Flows From Investing Activities:
Cash paid in connection with acquisitions, net of cash acquired		(317,669)	(317,669)	(2,045)	(2,580)
Purchases of property and equipment	(19,921)	(24,917)	(33,673)	(26,111)	(24,601)
Proceeds received upon disposition of discontinued operations, net					21,846
Other investing activities, net	(656)	(1,484)	(1,603)	1,180	4,112
Net cash used in investing activities	(20,577)	(344,070)	(352,945)	(26,976)	(1,223)
Cash Flows From Financing Activities:
Intercompany	(131,288)	243,762	177,245	(102,826)	(240,224)
Proceeds from issuance of debt					12
Repayments of debt and capital lease obligations	(32)	(32)	(42)	(17,278)	(76)
Investment by parent				1,489
Cash paid in connection with the cancellation of vested options		(2,000)	(2,000)
Net cash (used in) provided by financing activities	(131,320)	241,730	175,203	(118,615)	(240,288)
Net (decrease) increase in cash and cash equivalents	(98)	(810)	1,157	(16,768)	3,016
Cash and cash equivalents at beginning of period	1,778	621	621	17,389	14,373
Cash and cash equivalents at end of period	1,680	(189)	1,778	621	17,389
Non-Guarantors
Cash Flows From Operating Activities:
Net (loss) income	(8,800)	(12,236)	(31,905)	6,217	11,864
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Depreciation	3,883	4,091	5,083	4,713	4,992
Amortization of intangible assets	2,982	3,244	4,320	3,963	2,821
Loss (gain) on disposal of assets, net	451	292	438	551
Loss on disposal of assets, net					651
Deferred income tax (benefit) expense	(62)	(736)	(1,224)	45,947	(3,228)
Provision for doubtful accounts and sales returns	161	334	673	1,159	729
Inventory reserves	242		908	706	568
Inventory reserves		878
Changes in operating assets and liabilities, net of acquired assets and liabilities:
Accounts receivable			(1,833)	(1,486)	2,806
Accounts receivable	(1,381)	(993)
Inventories			6,402	(7,449)	(705)
Inventories	6,175	6,263
Prepaid expenses and other assets	(886)	(1,239)	(1,090)	(30,294)	(13,718)
Accounts payable and other current liabilities	(3,533)	7,399	13,062	1,141	(4,456)
Net cash (used in) provided by operating activities	(768)	7,297	(5,166)	25,168	2,324
Cash Flows From Investing Activities:
Cash paid in connection with acquisitions, net of cash acquired					(10,506)
Purchases of property and equipment	(3,519)	(4,087)	(5,536)	(4,233)	(5,961)
Other investing activities, net		5	7	(2,083)
Net cash used in investing activities	(3,519)	(4,082)	(5,529)	(6,316)	(16,467)
Cash Flows From Financing Activities:
Intercompany	(2,489)	609	12,966	(29,249)	21,208
Proceeds from issuance of debt				130	248
Repayments of debt and capital lease obligations		(2)	(2)	13,802	(795)
Dividend paid by subsidiary to owners of noncontrolling interests		(682)	(1,366)	(557)
Net cash (used in) provided by financing activities	(2,489)	(75)	11,598	(15,874)	20,661
Effect of exchange rate changes on cash and cash equivalents	215	176	804	(2,291)	(2,405)
Net (decrease) increase in cash and cash equivalents	(6,561)	3,316	1,707	687	4,113
Cash and cash equivalents at beginning of period	22,617	20,910	20,910	20,223	16,110
Cash and cash equivalents at end of period	16,056	24,226	22,617	20,910	20,223
Eliminations
Cash Flows From Operating Activities:
Net (loss) income	(61,197)	(34,950)	72,243	(93,382)	(146,669)
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Depreciation	(273)	(67)	(1,020)	(120)	(496)
Loss (gain) on disposal of assets, net			(3,487)	(402)
Loss on disposal of assets, net					(142)
Deferred income tax (benefit) expense	(527)	(146)	(146)		6,012
Equity in (income) loss of subsidiaries, net	72,099	51,345	(53,926)	46,981	(26,123)
Gain on disposal of discontinued operations					103
Changes in operating assets and liabilities, net of acquired assets and liabilities:
Inventories			(11,961)	(2,378)	2,795
Inventories	(9,872)	(9,629)
Prepaid expenses and other assets	(59)	142	2,191		(338)
Accounts payable and other current liabilities	3,189	502	(4,675)		253
Net cash (used in) provided by operating activities	3,360	7,197	(781)	(49,301)	(164,605)
Cash Flows From Investing Activities:
Purchases of property and equipment	(8)	(213)	(188)	3,097	1,690
Net cash used in investing activities	(8)	(213)	(188)	3,097	1,690
Cash Flows From Financing Activities:
Intercompany	(3,377)	(6,973)	970	46,204	162,915
Net cash (used in) provided by financing activities	(3,377)	(6,973)	970	46,204	162,915
Net (decrease) increase in cash and cash equivalents	(25)	11	1
Cash and cash equivalents at beginning of period	1
Cash and cash equivalents at end of period	$ (24)	$ 11	$ 1